Income Taxes (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Effective income tax reconciliation percentage							(0.50%)		(0.40%)
Statutory tax rate percentage					19.00%		25.00%					25.00%		23.50%		19.00%		19.00%
Armada Acquisition Corp I [Member]
Income Tax Disclosure [Line Items]
U.S federal operating loss carryforward															$ 0		$ 0
Change in valuation allowance															$ 198,808		$ 336,741
Effective income tax reconciliation percentage	(2.77%)	(14.11%)	(23.19%)	(17.26%)	(117.43%)	(30.01%)		(18.35%)		(43.32%)	(7.62%)		(96.28%)		(207.49%)		4.25%
Statutory tax rate percentage	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%	21.00%		21.00%		21.00%		21.00%